As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's      S&P   ($000's omitted)
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (84.3%)

AMERICAN CAPITAL ACCESS
   1,000          Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                  (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                  5.25%, due 8/1/15                                                                A              1,057 ++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
   1,285          Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
                  (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                           AAA              1,356
   1,000          California St. Pub. Works Board Lease (Dept. of Gen. Svc.)
                  Rev. (Cap. East End Complex), Ser. 2002 A, 5.25%, due
                  12/1/16                                                                        AAA              1,091
   1,000          Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                  6.00%, due 2/1/17                                                              AAA              1,190
   1,905          Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.
                  (Downtown, North Long Beach, Poly High, & West Beach Redev.
                  Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                         AAA              2,084
     500          Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                   AAA                589
   1,045          Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                  5.00%, due 7/1/17                                                              AAA              1,115
   1,445          Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003
                  A, 5.25%, due 4/1/14                                                           AAA              1,599
   2,600          Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                  5.70%, due 7/1/17                                                              AAA              3,048
     500          Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002, 5.00%,
                  due 8/1/06                                                                     AAA                511
   2,000          San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
                  Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                           AAA              2,099
   2,500          San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser.
                  2002 B, 5.25%, due 6/1/17                                                      AAA              2,704
   1,000          San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts.
                  Proj.), Ser. 2002 J-1, 4.95%, due 12/1/22                             Aaa      AAA              1,032 ++
FINANCIAL GUARANTY INSURANCE CO.
   2,550          Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
                  5.25%, due 8/1/17                                                              AAA              2,770
   1,000          Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
                  5.38%, due 8/1/17                                                     Aaa      AAA              1,098
   5,000          Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l.
                  Arpt.), Ser. 2002 A, 5.25%, due 5/15/18                               Aaa      AAA              5,386
   1,090          Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002, 5.13%, due
                  9/1/17                                                                         AAA              1,175
     535          Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/16                               AAA                574
     565          Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/17                               AAA                603
   1,045          Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                             AAA              1,123
   1,210          Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                             AAA              1,286
   1,290          Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                  Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                              AAA              1,440
     575          Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                     AAA                630
   2,655          Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of
                  Participation Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due
                  7/1/19                                                                Aaa      AAA              2,802
   2,000          San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D, 5.25%,
                  due 7/1/21                                                            Aaa      AAA              2,221
   1,500          San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev.,
                  5.25%, due 5/1/16                                                              AAA              1,582

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's      S&P   ($000's omitted)
FINANCIAL SECURITY ASSURANCE INC.
   1,000          Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998, 5.13%, due
                  6/1/16                                                                         AAA              1,062
   1,000          California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W, 5.50%,
                  due 12/1/13                                                           Aaa      AAA              1,139
   3,000          California St. Pub. Works Board Lease Rev. (Regents of the
                  Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
                  5.38%, due 10/1/13                                                             AAA              3,333
   1,275          Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O., Ser.
                  2002 D, 5.00%, due 8/1/17                                                      AAA              1,359
     500          Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000 A,
                  5.38%, due 8/1/17                                                              AAA                547
   3,000          Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                  8/1/17                                                                Aaa      AAA              3,304
   1,000          Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                  8/1/21                                                                Aaa      AAA              1,102
   5,000          San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
                  (George R. Moscone Convention Ctr.), Ser. 2002, 5.00%, due
                  7/1/17                                                                Aaa      AAA              5,333
   1,000          San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due
                  3/1/11                                                                         AAA              1,061
   1,615          San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due 3/1/12                  AAA              1,716
   1,620          Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O., Ser.
                  2002 C, 5.00%, due 9/1/20                                             Aaa      AAA              1,784
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
   1,250          Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001 A,
                  5.38%, due 12/1/17                                                             AAA              1,375
   4,000          California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec.
                  Co.), Ser. 1996 A, 5.35%, due 12/1/16                                          AAA              4,331 ++
   2,835          Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                  Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                          AAA              3,059
   2,480          Glendale (CA) Redev. Agcy. Tax Allocation Rev.
                  (Central Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                 AAA              2,705
   3,890          Port of Oakland (CA) Ref. Rev., Ser. 2002 N, 5.00%, due 11/1/13                AAA              4,107
     750          Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O., Ser.
                  1999, 5.13%, due 9/1/11                                                        AAA                824
   3,905          Solano Co. (CA) Cert. of Participation Rev., Ser. 2002, 5.25%,
                  due 11/1/17                                                                    AAA              4,240
   1,000          Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser.
                  2000 K, 5.00%, due 9/1/12                                                      AAA              1,064
                                                                                                               --------
                                                                                                                 85,610
                                                                                                               --------

TAX-EXEMPT SECURITIES-OTHER (70.5%)
     780          Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing House),
                  Ser. 1999, 4.90%, due 2/15/09                                                 BBB+                811 ++
   3,050          Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal
                  Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                               BBB+              3,133 ++
   1,000          Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C,
                  5.13%, due 3/1/18                                                    Baa1     BBB+              1,040 ++
     900          Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser.
                  2003 A, 6.75%, due 4/1/38 Putable 4/1/13                             Baa2     BBB-              1,015 ++
     750          Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                  Ser. 1999 B, 7.75%, due 12/1/18                                               BBB-                834 ++
   1,000          Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                  Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%,
                  due 5/15/33                                                            A3       A-              1,040 ++
     640          California Co. (CA) Tobacco Securitization Agcy. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19           Baa3      BBB                650

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's      S&P   ($000's omitted)
   1,750          California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001
                  R, 5.00%, due 11/1/21                                                 Aaa      AAA              1,853 ++
   2,000          California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),
                  Ser. 2004 I, 4.95%, due 7/1/26                                       Baa1       A-              2,092 ++
   2,000          California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
                  Ser. 1999 A, 6.13%, due 12/1/19                                        A3                       2,205 ++
   2,000          California Hlth. Fac. Fin. Au. Ref. Rev. (Cedars-Sinai Med.
                  Ctr.), Ser. 2005, 5.00%, due 11/15/21                                  A3                       2,091
   1,000          California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser.
                  1998 B, 5.00%, due 10/1/20                                                     AAA              1,056 ++
   1,500          California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23
                  Putable 11/30/17                                                     Baa3      BBB              1,581 ++
   1,000          California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
                  Management, Inc. Proj.), Ser. 2002 C, 4.85%, due 12/1/27
                  Putable 11/30/07                                                               BBB              1,022 ++
   4,500          California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                  5.75%, due 5/1/17                                                      A2     BBB+              5,013
   1,000          California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                  2002 A, 5.38%, due 5/1/22                                              A2     BBB+              1,085
   2,250          California St. G.O., Ser. 2002, 5.00%, due 10/1/17                     A3        A              2,390
   1,095          California St. Pub. Works Board Lease Rev. (California Comm.
                  Colleges), Ser. 2004 B, 5.50%, due 6/1/20                            Baa1     BBB-              1,191
   1,000          California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
                  Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12               Baa3     BBB-              1,093
   2,000          California Statewide CDA Cert. of Participation Rev.
                  (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due
                  8/15/19                                                                A3       A+              2,087 ++
   2,000          California Statewide CDA Cert. of Participation Rev. (The
                  Internext Group), Ser. 1999, 5.38%, due 4/1/17                                BBB-              2,049 ++
   5,000          California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                  Ser. 2003 A, 6.00%, due 10/1/16                                        A3        A              5,581 ++
     500          California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                  Ser. 2003 A, 9.25%, due 10/1/20                                                 BB                551
   3,000          California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 E,
                  4.70%, due 11/1/36 Putable 6/1/09                                      A3                       3,123 ++
   1,000          Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of Participation
                  Rev. (Comm. Hosp. of Central California Proj.), Ser. 2000,
                  5.50%, due 2/1/14                                                    Baa2     BBB-              1,046 ++
   1,020          Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos
                  Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                                 BBB              1,009
     500          Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone Container
                  Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                           B                494 ++
   1,000          Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                  Spirit Hosp. of the Sisters of Christian, Charity Proj.),
                  Ser. 2001, 6.00%, due 1/1/18                                                  BBB+              1,083 ++
     500          Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev., Ser.
                  2004 A-1, 6.15%, due 1/1/16                                           Ba2                         514 ++
   1,000          De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
                  Ser. 2002, 6.00%, due 3/15/21                                        Baa3     BBB-                975 ++
   1,210          Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac. Dist.
                  Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                      BB+              1,242
   1,270          Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001 A,
                  Sub. Ser. A-3, 5.38%, due 7/1/20                                      Aa3      AA-              1,298
     750          Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                  Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09             Baa2      BB+                807 ++
   1,500          Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                     Baa2      BBB              1,589 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's      S&P   ($000's omitted)
     500          New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World Trade
                  Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                                 531 ^^
   1,405          North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
                  Ser. 2003 A, 5.50%, due 1/1/14                                         A3     BBB+              1,536
     605          Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                  Ser. 2003, 5.00%, due 9/1/16                                                    A-                633
     635          Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                  Ser. 2003, 5.00%, due 9/1/17                                                    A-                660
   1,330          Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                  Rev., Ser. 2002, 5.38%, due 5/15/33                                  Baa3      BBB              1,388
     440          Roseville (CA) Stone Point Comm. Fac. District No. 1 Special
                  Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                         BB+                444
     830          San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                        Baa2       A-                854
     820          San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                        Baa2       A-                843
   3,000          San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev., Ser.
                  2001 D, 5.00%, due 4/1/17                                             Aa3       AA              3,161
   1,000          Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                  Ser. 2003, 6.13%, due 3/1/13                                                   BBB              1,016
   1,000          South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
                  Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                              AAA              1,078
   1,250          Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement Asset-
                  Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3      BBB              1,304
     600          Univ. of California Regents Cert. of Participation Rev. (San
                  Diego Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due
                  1/1/18                                                                Aa2                         640
     750          Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%,
                  due 7/15/17                                                                    BB-                807
     250          Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                        Baa3     BBB-                272
     750          Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
                  Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                              BBB                775
   1,000          Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
                  5.30%, due 7/1/18                                                              BBB              1,013
                                                                                                               --------
                                                                                                                 71,598
                                                                                                               --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (4.4%)

BANK OF AMERICA
   2,000          Abag (CA) Fin. Au. For Nonprofit Corps. Multi-Family Hsg. Rev.
                  (Colma Bart Apts.), Ser. 2002 A, 2.30%, VRDN due 8/4/05                       A-1+              2,000 ++
   1,000          California St. Econ. Rec. Rev., Ser. 2004 C-2, 2.20%, VRDN due
                  8/1/05                                                              VMIG1     A-1+              1,000
     264          Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14), Ser.
                  2000, 2.20%, VRDN due 8/1/05                                        VMIG1     A-1+                264
BANK OF NOVA SCOTIA
     800          California Hsg. Fin. Agcy. Home Mtg. Rev., Ser. 2002 M, 2.31%,
                  VRDN due 8/1/05                                                     VMIG1     A-1+                800
BANK ONE
     100          California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec.
                  Co.), Ser. 1996 C, 2.28%, VRDN due 8/1/05                                     A-1+                100 ++
SOCIETE GENERALE
     120          Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
                  Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 2.32%, VRDN due
                  8/1/05                                                                        A-1+                120 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                       RATING                   VALUE t
($000's omitted)                                                                    Moody's      S&P   ($000's omitted)
STATE STREET BANK
     200          Irvine Ranch (CA) Wtr. Dist. G.O., Ser. 1995, 2.20%, VRDN
                  due 8/1/05                                                          VMIG1     A-1+                200
                                                                                                               --------
                                                                                                                  4,484
                                                                                                               --------
                  TOTAL INVESTMENTS (159.2%) (COST $156,778)                                                    161,692 ##

                  Liabilities, less cash, receivables and other assets [(1.1%)]                                  (1,136)
                  Liquidation Value of Auction Market Preferred Shares [(58.1%)]                                (59,000)
                                                                                                               --------

                  TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                  $101,556
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Funds' Board of Directors believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At July 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                          GROSS           GROSS             NET
                                     UNREALIZED      UNREALIZED      UNREALIZED
(000'S OMITTED)           COST     APPRECIATION    DEPRECIATION    APPRECIATION

CALIFORNIA            $156,778           $4,953             $39          $4,914
INTERMEDIATE           470,217           16,782             329          16,453
NEW YORK               126,385            3,795             118           3,677

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $4,510,000 or 1.45% of net assets for Intermediate.

^^   Not rated by a nationally recognized statistical rating organization.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005